Leases - Summary of future minimum lease payments under non-cancellable operating lease agreements (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 31,896,262
2023	20,657,789
2024	12,039,468
2025 and thereafter	41,850
Total undiscounted cash flows	64,635,369
Less: imputed interest	2,939,783
Total	61,695,586		¥ 53,232,721
Lease liabilities due within one year	30,417,376	$ 4,773,150	36,280,773
Lease liabilities due after one year	¥ 31,278,210	$ 4,908,234	¥ 16,951,948